Long-Term Debt (Sale Leaseback Financing Obligation) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 04, 2013 Company Dealer
Debt Disclosure [Abstract]
Number of companies completed sale leaseback transaction | Company			2
Number of dealer operated sites | Dealer			50
Sale Leaseback Transaction, Imputed Interest Rate	5.125%
Sale leaseback financing obligation | $	$ 121,992	$ 126,643